Prepayments and Other Current Assets - Schedule of Allowance for Doubtful Accounts (Details) - Allowance For Doubtful Accounts [Member] - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Allowance for Doubtful Accounts [Line Items]
Balance at the beginning of the year
Current period provision			4,262,335
Write-offs			(4,262,335)
Balance at the end of the year